INVESTMENTS (Derivatives) (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	$ 29	$ 3
Derivative Asset, Fair Value, Net	9	9
Derivative Liability, Fair Value, Net	1	0
Gain (losses) reported in net earnings (losses)	(2)	7
Stock Option [Member]
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	29	3
Derivative Asset, Fair Value, Net	2	0
Derivative Liability, Fair Value, Net	1	0
Gain (losses) reported in net earnings (losses)	0	0
GMIB Reinsurance Contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	0	0
Derivative Asset, Fair Value, Net	7	9
Derivative Liability, Fair Value, Net	0	0
Gain (losses) reported in net earnings (losses)	(2)	7
Net Investment Income (Loss) [Member]
Derivatives, Fair Value [Line Items]
Gain (losses) reported in net earnings (losses)	$ 0	$ 0